Acquisitions - Acquisition of Whinstone (Details) - Whinstone - USD ($) $ in Thousands, shares in Millions		7 Months Ended
	May 26, 2021	Dec. 31, 2021
Allocation of the purchase consideration:
Cash and cash equivalents	$ 10,400
Accounts receivable	1,072
Prepaid and other current assets	2,176
Property and equipment	91,707
Derivative asset	13,967
Right of use asset	6,547
Security deposits	1,775
Future power credits	82,953
Accounts payable	(12,853)
Accrued expenses	(504)
Deferred revenues and customer deposits	(34,856)
Operating lease liabilities	(8,184)
Total identifiable assets and liabilities acquired	154,200
Goodwill	306,184
Total purchase consideration	$ 460,384
Percentage of voting interests acquired	100.00%
Total consideration	$ 460,400
Cash consideration, net of seller transaction cost	53,000
Debt payoff and certain Seller transaction costs	$ 38,100
Number of shares acquired (in Shares)	11.8
Number of shares acquired value	$ 326,200
Additional consideration paid	86,000
Fair value of the contingent consideration	83,000
Other net items	$ 1,700
Discount rate	21.00%
Acquisition-related costs	$ 19,100
Total revenue of acquiree		$ 24,500
Net income of acquiree		$ 1,200